SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Net allowances for doubtful accounts	8,384	0
Accounts receivable net of allowances	33,484	56,964
Other current assets	21,086	647
Impairment expenses	0	0
Advertising expense	59,855	47,799
Accumulated deficit	$ 704,616	$ 334,178